Reconciliation Between U.S. Gaap And Ifrs - Schedule of movements in the restructured prepetition liabilities (Detail) - U.S. GAAP - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Bondholders	R$ 0	R$ 32,314,638
BNDES	0	3,326,952
Other Borrowings and financing	0	13,487,957
Derivative financial instrument	0	104,694
Trade payables	0	2,139,312
Provision for civil contingencies—Anatel	0	9,333,795
Provision for pension plan	0	560,046
Other	0	43,333
Provision for labor contingencies	0	899,226
Provision for civil—other claims	0	2,929,275
Liabilities subject to compromise	0	65,139,228
Bondholders	6,712,695	0
BNDES – Borrowings and financing	3,616,074	0
Other Borrowings and financing	6,121,137	0
Anatel (AGU) and other trade payables	3,794,610	0
Provision for labor, civil and Anatel contingencies	4,388,637	0
Provision for pension plan	574,725	0
Liabilities not subject to compromise	25,207,878	R$ 0
Reclassification [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Bondholders	(32,314,638)
BNDES	(3,326,952)
Other Borrowings and financing	(13,487,957)
Derivative financial instrument	(104,694)
Trade payables	(2,139,312)
Provision for civil contingencies—Anatel	(9,333,795)
Provision for pension plan	(560,046)
Other	(43,333)
Provision for labor contingencies	(1,036,172)
Provision for civil—other claims	(2,218,538)
Liabilities subject to compromise	(64,565,437)
Bondholders	32,314,638
BNDES – Borrowings and financing	3,326,952
Other Borrowings and financing	13,592,651
Anatel (AGU) and other trade payables	10,588,661
Provision for labor, civil and Anatel contingencies	4,182,489
Provision for pension plan	560,046
Liabilities not subject to compromise	64,565,437
Mediations And Other [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Bondholders	0
BNDES	0
Other Borrowings and financing	0
Derivative financial instrument	0
Trade payables	0
Provision for civil contingencies—Anatel	0
Provision for pension plan	0
Other	0
Provision for labor contingencies	136,946
Provision for civil—other claims	(710,737)
Liabilities subject to compromise	(573,791)
Bondholders	(161,600)
BNDES – Borrowings and financing	0
Other Borrowings and financing	50,375
Anatel (AGU) and other trade payables	445,077
Provision for labor, civil and Anatel contingencies	56,975
Provision for pension plan	0
Liabilities not subject to compromise	390,827
Haircut [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Bondholders	0
BNDES	0
Other Borrowings and financing	0
Derivative financial instrument	0
Trade payables	0
Provision for civil contingencies—Anatel	0
Provision for pension plan	0
Other	0
Provision for labor contingencies	0
Provision for civil—other claims	0
Liabilities subject to compromise	0
Bondholders	(11,054,800)
BNDES – Borrowings and financing	0
Other Borrowings and financing	0
Anatel (AGU) and other trade payables	(1,826,678)
Provision for labor, civil and Anatel contingencies	0
Provision for pension plan	0
Liabilities not subject to compromise	(12,881,478)
Equity [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Bondholders	0
BNDES	0
Other Borrowings and financing	0
Derivative financial instrument	0
Trade payables	0
Provision for civil contingencies—Anatel	0
Provision for pension plan	0
Other	0
Provision for labor contingencies	0
Provision for civil—other claims	0
Liabilities subject to compromise	0
Bondholders	(11,613,980)
BNDES – Borrowings and financing	0
Other Borrowings and financing	0
Anatel (AGU) and other trade payables	0
Provision for labor, civil and Anatel contingencies	0
Provision for pension plan	0
Liabilities not subject to compromise	(11,613,980)
Fair Value [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Bondholders	0
BNDES	0
Other Borrowings and financing	0
Derivative financial instrument	0
Trade payables	0
Provision for civil contingencies—Anatel	0
Provision for pension plan	0
Other	0
Provision for labor contingencies	0
Provision for civil—other claims	0
Liabilities subject to compromise	0
Bondholders	(4,807,262)
BNDES – Borrowings and financing	0
Other Borrowings and financing	(9,121,399)
Anatel (AGU) and other trade payables	(5,577,234)
Provision for labor, civil and Anatel contingencies	0
Provision for pension plan	0
Liabilities not subject to compromise	(19,505,895)
Financial Charges [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Bondholders	0
BNDES	0
Other Borrowings and financing	0
Derivative financial instrument	0
Trade payables	0
Provision for civil contingencies—Anatel	0
Provision for pension plan	0
Other	0
Provision for labor contingencies	0
Provision for civil—other claims	0
Liabilities subject to compromise	0
Bondholders	2,035,699
BNDES – Borrowings and financing	289,122
Other Borrowings and financing	1,599,510
Anatel (AGU) and other trade payables	164,784
Provision for labor, civil and Anatel contingencies	149,173
Provision for pension plan	14,679
Liabilities not subject to compromise	R$ 4,252,967